RISK MANAGEMENT (Details 15) - BRL (R$) R$ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Level 1 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Financial assets measured at fair value through profit or loss	R$ 462,536,378	R$ 308,064,812
Brazilian government bonds	395,031,887	263,224,363
Corporate debt and marketable equity securities	48,387,660	30,626,530
Bank debt securities	20,916	4,010,896
Mutual funds	18,840,361	9,368,468
Foreign government securities	66,555	468,521
Brazilian government bonds issued abroad	188,999	366,034
Derivatives	(333,439)	(2,537,088)
Derivative financial instruments (assets)	9,266,882	3,199,679
Derivative financial instruments (liabilities)	(9,600,321)	(5,736,767)
Debt instruments measured at fair value through other comprehensive income	135,065,868	152,116,761
Brazilian government bonds	106,709,836	123,817,265
Corporate debt securities	6,617,424	1,467,682
Bank debt securities	776,277	1,115,295
Brazilian government bonds issued abroad	7,816,817	8,960,333
Foreign governments securities	8,177,931	8,324,658
Mutual funds	122,108	4,951,794
Marketable equity securities and other stocks	4,845,475	3,479,734
Total	597,268,807	457,644,485
Level 2 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Financial assets measured at fair value through profit or loss	60,865,737	41,731,862
Brazilian government bonds
Corporate debt and marketable equity securities	17,519,436	8,759,461
Bank debt securities	43,346,301	32,972,401
Mutual funds
Foreign government securities
Brazilian government bonds issued abroad
Derivatives	3,689,752	6,551,467
Derivative financial instruments (assets)	11,309,553	16,497,753
Derivative financial instruments (liabilities)	(7,619,801)	(9,946,286)
Debt instruments measured at fair value through other comprehensive income	3,051,953	3,061,706
Brazilian government bonds
Corporate debt securities	2,039,480	182,142
Bank debt securities	1,012,473	2,879,564
Brazilian government bonds issued abroad
Foreign governments securities
Mutual funds
Marketable equity securities and other stocks
Total	67,607,442	51,345,035
Level 3 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Financial assets measured at fair value through profit or loss	3,537,559	2,251,689
Brazilian government bonds
Corporate debt and marketable equity securities	3,537,559	2,251,689
Bank debt securities
Mutual funds
Foreign government securities
Brazilian government bonds issued abroad
Derivatives	(774,548)	(420,005)
Derivative financial instruments (assets)	273,660	137,553
Derivative financial instruments (liabilities)	(1,048,208)	(557,558)
Debt instruments measured at fair value through other comprehensive income	880,284	1,114,117
Brazilian government bonds	6,792	11,750
Corporate debt securities
Bank debt securities		17,438
Brazilian government bonds issued abroad
Foreign governments securities
Mutual funds
Marketable equity securities and other stocks	873,492	1,084,929
Total	3,643,295	2,945,801
Fair Value Hierarchy [Member]
IfrsStatementLineItems [Line Items]
Financial assets measured at fair value through profit or loss	526,939,674	352,048,363
Brazilian government bonds	395,031,887	263,224,363
Corporate debt and marketable equity securities	69,444,655	41,637,680
Bank debt securities	43,367,217	36,983,297
Mutual funds	18,840,361	9,368,468
Foreign government securities	66,555	468,521
Brazilian government bonds issued abroad	188,999	366,034
Derivatives	2,581,765	3,594,374
Derivative financial instruments (assets)	20,850,095	19,834,985
Derivative financial instruments (liabilities)	(18,268,330)	(16,240,611)
Debt instruments measured at fair value through other comprehensive income	138,998,105	156,292,584
Brazilian government bonds	106,716,628	123,829,015
Corporate debt securities	8,656,904	1,649,824
Bank debt securities	1,788,750	4,012,297
Brazilian government bonds issued abroad	7,816,817	8,960,333
Foreign governments securities	8,177,931	8,324,658
Mutual funds	122,108	4,951,794
Marketable equity securities and other stocks	5,718,967	4,564,663
Total	R$ 668,519,544	R$ 511,935,321